UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: December 31, 2008





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management, Co. LLC

295 Devonshire Street

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: President

       Longfellow Investment Management, Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, January 15, 2009





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    12

Form 13F information Table Value Total:    $977

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Axcelis Technologies, Inc.     COM              054540109        6    11185 SH       SOLE                    11185
Centennial Communications Corp CL A NEW         15133v208      105    13000 SH       SOLE                    13000
Genelabs Technologies, Inc.    COM NEW          368706206       64    50000 SH       SOLE                    50000
Memory Pharmaceuticals Corp    COM              58606r403       79   130000 SH       SOLE                   130000
Merrill Lynch & Co, Inc.       COM              590188108      118    10100 SH       SOLE                    10100
Minrad International Inc.      COM              60443p103       45   450000 SH       SOLE                   450000
National City Corp             COM              635405103       90    50000 SH       SOLE                    50000
Nuveen Senior Income Fund      COM              67067y104       78    23900 SH       SOLE                    23900
Putnam Master Intermdiate Inco SH BEN INT       746909100      101    25000 SH       SOLE                    25000
Sovereign Bancorp, Inc.        COM              845905108      122    41000 SH       SOLE                    41000
Wachovia Corporation           COM              929903102      141    24000 SH       SOLE                    24000
Zi Corporation                 COM              988918108       28    75000 SH       SOLE                    75000